Annual Fund Operating Expenses - Fortuna Hedged Bitcoin Fund ETF - Fortuna Hedged Bitcoin Fund ETF Class	Apr. 19, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.97%